Contract liability - Explanation of Changes in Contract Liabilities (Details) SFr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CHF (SFr)
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	SFr 35,237		SFr 45,887
Additions	0		18,584
Recognized as revenue	(25,191)		(9,330)
Offset of costs	0		(19,904)
Contract liability at end of period	10,046		35,237
Amgen
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	9,653		18,983
Additions	0		0
Recognized as revenue	(9,653)		(9,330)
Offset of costs	0		0
Contract liability at end of period	0		9,653
Novartis
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	18,584		19,904
Additions	0		18,584
Recognized as revenue	(8,538)		0
Offset of costs	0		(19,904)
Contract liability at end of period	10,046	$ 20,000	18,584
FOPH
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	7,000		7,000
Additions	0		0
Recognized as revenue	(7,000)		0
Offset of costs	0		0
Contract liability at end of period	SFr 0		SFr 7,000